Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 24: SUBSEQUENT EVENTS

On February 17, 2021, the Erbil, a newbuilding VLCC of 313,486 dwt under bareboat lease, was delivered from a Japanese shipyard.

On January 29, 2021, Navios Acquisition sold the Allegro N, a 2014-built container vessel of 46,999 dwt, to an unaffiliated third party for a net sale price of $13,794.

On February 4, 2021, Navios Acquisition entered into agreements to sell both the Acrux N, a 2010-built container vessel of 23,338 dwt, and the Vita N, a 2010-built container vessel of 23,359 dwt, to unaffiliated third parties for an aggregate net sale price of $17,982.

On March 1, 2021, Navios Acquisition sold the Nave Celeste, a 2003-built VLCC vessel of 298,717 dwt, to an unaffiliated third party for a net sale price of $23,523.

On March 26, 2021, Navios Acquisition sold the Solstice N, a 2007-built container vessel of 44,023 dwt, to an unaffiliated third party for a net sale price of $10,780.

On March 19, 2021, Navios Acquisition entered into a secured loan agreement with a subsidiary of N Shipmanagement Acquisition Corp., an entity affiliated with Navios Acquisition’s Chairman and Chief Executive Officer, for a loan of up to $100,000 to be used for general corporate purposes. The Loan has a term of two years, scheduled amortization and bears interest at a rate of 11% per annum, payable quarterly. Navios Acquisition may elect to defer all scheduled amortization and interest payments, in which case the applicable interest rate is 12.5% per annum. To date, Navios Acquisition has drawn $18,000.

On April 22, 2021, Navios Acquisition entered into an agreement to sell the Nave Neutrino, a 2003-built VLCC vessel of 298,287 dwt, to an unaffiliated third party for a net sale price of $24,500.

On April 27, 2021, Navios Acquisition entered into agreements to sell the Ete N, a 2012-built container vessel of 41,139 dwt, the Fleur N, a 2012-built container vessel of 41,130 dwt, and the Spectrum N, a 2009-built container vessel of 34,333 dwt, to a related party for a sale price of $55,500.